Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Maturity Analysis for Lease Liabilities
Maturity analysis for lease liabilities recognized in the consolidated statements of financial position at June 30, 2021 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
June 30, 2021
Lease liabilities	7,051	45,162	71,397	123,610	101,009

Total lease liabilities	7,051	45,162	71,397	123,610	101,009